Going Concern and Management Plans (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Sep. 08, 2017	Mar. 31, 2017	Jun. 30, 2015
Working capital	$ 8,700,000
Accumulated deficit	15,783,053	$ 6,674,813		$ 14,207,651
Cash and cash equivalents	9,631,520	4,155,444		$ 9,425,699	$ 4,329,496
Contract research and government grants	$ 469,532	$ 254,834
Subsequent Event [Member]
Cash and cash equivalents			$ 6,700,000